Offsets	Aug. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MoonLake Immunotherapeutics
Form or Filing Type	S-3
File Number	333-274286
Initial Filing Date	Aug. 31, 2023
Fee Offset Claimed	$ 41,430.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Termination / Withdrawal Statement	The offering that includes the Unsold Securities (as defined below) under the August 2023 Registration Statement (as defined below) is hereby terminated. The registrant has previously registered the offer and sale of up to $1,000,000,000 of securities pursuant to a registration statement on Form S-3 (File No. 333-274286), which was initially filed with the Securities and Exchange Commission on August 31, 2023 and became effective on September 11, 2023 (the "August 2023 Registration Statement"). In connection with the filing of the August 2023 Registration Statement, the registrant made a contemporaneous fee payment in the amount of $110,200.00. Of the $1,000,000,000 of securities registered under the August 2023 Registration Statement, $558,820,982 of securities remains unsold (the "Unsold Securities"). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $41,430.00 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $41,430.00 due for this offering. The offering that includes the Unsold Securities under the August 2023 Registration Statement is hereby terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MoonLake Immunotherapeutics
Form or Filing Type	S-3
File Number	333-274286
Filing Date	Aug. 31, 2023
Fee Paid with Fee Offset Source	$ 41,430.00
Offset Note	The registrant has previously registered the offer and sale of up to $1,000,000,000 of securities pursuant to the August 2023 Registration Statement. In connection with the filing of the August 2023 Registration Statement, the registrant made a contemporaneous fee payment in the amount of $110,200.00. Of the $1,000,000,000 of securities registered under the August 2023 Registration Statement, $558,820,982 of securities remains unsold. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $41,430.00 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $41,430.00 due for this offering. The offering that includes the Unsold Securities under the August 2023 Registration Statement is hereby terminated.